REVENUES (Tables)	12 Months Ended
Mar. 31, 2023
REVENUES [Abstract]
Balance of Receivables, Contract Assets, and Contract Liabilities	The following table provides the balance of contract liabilities from contracts with customers (in thousands):

	March 31,
	2023	2022	2021
Current (included in deferred revenue)	$113,713	$85,826	$72,299
Non-current (included in other liabilities)	$47,217	$30,086	$26,042

Remaining Performance Obligations
The following table includes revenue expected to be recognized in the future related to performance obligations, primarily non-cancelable contracts for ePlus managed services, that are unsatisfied or partially unsatisfied at the end of the reporting period (in thousands):

Year ending March 31, 2024	64,863
2025	28,269
2026	12,855
2027	4,132
2028 and thereafter	1,442
Total remaining performance obligations	$111,561